FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Provision for credit losses
Beginning balance	¥ (122,482)	¥ (139,427)
(Provisions) Reversals	(27,017)	7,573	¥ (18,658)
Write-offs	2,169	9,372	10,993
Ending balance	(147,330)	(122,482)	(139,427)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	¥ (122,482)	(139,427)	(131,762)
Ending balance		¥ (122,482)	¥ (139,427)